FINANCE INCOME AND COSTS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Finance income	$ 1,400	¥ 9,376	¥ 8,787
Finance costs	272	1,822	2,271
Finance Income [Member]
IfrsStatementLineItems [Line Items]
Interest income on loans to a related party/ third party	507	3,396	3,396
Interest income on revenue contracts with significant financing component	380	2,547	1,132
Interest income from service concession arrangement	506	3,389	3,988
Interest income on structured deposits			219
Interest income on bank deposit	7	44	52
Finance income	1,400	9,376	8,787
Interest expenses on loans	292	1,954	2,032
Interest expense on lease liabilities	8	53	86
Other finance costs	(28)	(185)	210
Less: interest expense capitalized into intangible assets-concession right			(57)
Finance costs	$ 272	¥ 1,822	¥ 2,271